SCHEDULE OF CONVERTIBLE NOTES (Details) (Parenthetical)		12 Months Ended
	Jan. 19, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 HKD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 HKD ($)	Jan. 10, 2022 USD ($) shares	Jan. 10, 2022 HKD ($) $ / shares shares	Dec. 31, 2021 HKD ($)	Sep. 10, 2021 USD ($) shares	Sep. 10, 2021 $ / shares	Jan. 19, 2021 HKD ($) $ / shares
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate During Period				12.00%	12.00%
Debt Instrument, Periodic Payment, Principal		$ 8,090,000	$ 62,698,000	$ 6,910,000	$ 53,552,500
Risk free interest rate		0.06%	0.06%
Expected life		4 months 13 days	4 months 13 days
Expected volatility		36.37%	36.37%
Expected dividend yield		0.00%	0.00%
Interest expense		$ 428,000	$ 3,339,000		$ 6,962,000	$ 6,962,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt discount unamortized | $							$ 53,553,000			$ 53,424,000
Risk free interest rate		1.49%	1.49%	0.63%	0.63%
Expected life		5 years	5 years	5 years	5 years
Expected volatility		56.17%	56.17%	73.33%	73.33%
Expected dividend yield		0.00%	0.00%	0.00%	0.00%
Convertible notes		$ 4,240,000	$ 32,861,000	$ 2,250,000	$ 17,437,500
Conversion of shares | shares		50,553,846	50,553,846	26,826,921	26,826,921
Interest expense		$ 1,270,000	$ 9,907,000		$ 18,060,000	$ 19,442,000
Warrant [Member]
Short-Term Debt [Line Items]
Risk free interest rate		1.49%	1.49%	0.63%	0.63%
Expected volatility		56.17%	56.17%	73.33%	73.33%
Warrant shares | shares								41,194,230	41,194,230		48,228,846
Exercise price									$ 0.65			$ 0.65
[custom:WarrantPurchasePrice-0]									$ 1.00			1.00
Warrants and Rights Outstanding | $								$ 3,455,000			$ 4,045,000
Warrant [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Discount on convertible notes		$ 2,232,000		$ 1,601,000			$ 17,406,000			$ 12,490,000
Warrant shares | shares								41,194,230	41,194,230		48,228,846
Exercise price									$ 0.65			$ 1.00
[custom:WarrantPurchasePrice-0]									$ 1
Warrants and Rights Outstanding | $									$ 3,455,000
Lexinter International Inc [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price													$ 0.65
Debt Instrument, Interest Rate During Period	5.50%
Lexinter International Inc [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Interest expense		$ 619,000	$ 4,800,000		$ 1,860,000
Gain on waiver of convertible notes | $			$ 4,765,000		$ 1,785,000
Lexinter International Inc [Member] | Warrant [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
[custom:DebtTotalCommitmentAmount-0]	$ 15,000,000												$ 116,250,000
[custom:DebtMinimumCommitmentAmount-0]	$ 5,000,000												$ 38,750,000